Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
REVENUES, NET	$ 23,112,052				$ 3,228,559	$ 21,622,887
COST OF GOODS SOLD	22,713,876				3,112,616	20,514,107
GROSS PROFIT	398,176				115,943	1,108,780
OPERATING EXPENSES:
Selling expenses	1,215,042		208,276		1,076,761	262,767
General and administrative expenses	961,247		303,334		2,076,484	487,706
Research and development – related party	22,792				91,168	272,080
Research and development	7,028
Total Operating Expenses	2,206,109		511,610		3,244,413	1,022,553
(LOSS) INCOME FROM OPERATIONS	(1,807,933)		(511,610)		(3,128,470)	86,227
OTHER INCOME (EXPENSE)
Interest expense	(408,995)		(39,336)		(278,328)	(9,277)
Other expense, net					(4,016)	(4,522)
Other income, net			4,115
Change in fair value of earnout liabilities	(49,861)
Total Other Expense, net	(458,856)		(35,221)		(282,344)	(13,799)
(LOSS) INCOME BEFORE INCOME TAXES	(2,266,789)		(546,831)		(3,410,814)	72,428
PROVISION FOR INCOME TAXES					19,828	14,237
NET (LOSS) INCOME	$ (2,266,789)		$ (546,831)		$ (3,430,642)	$ 58,191
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*
Basic (in Shares)	3,477,696	[1],[2]	3,303,333	[1],[2]	1,000,000	1,000,000
Diluted (in Shares)	3,477,696	[1],[2]	3,303,333	[1],[2]	1,000,000	1,001,648
LOSS PER SHARE
Basic (in Dollars per share)	$ (0.65)		$ (0.17)		$ (3.43)	$ 0.06
Diluted (in Dollars per share)	$ (0.65)		$ (0.17)		$ (3.43)	$ 0.06

[1]	As described in Note 4 — Reverse recapitalization, the Earnout Shares that are contingently issuable in connection with the Business Combination are subject to vesting based on the Company’s financial performance during the earnout period. The Earnout Shares are excluded from the calculation of basic and diluted weighted-average number of common shares outstanding until vested.
[2]	Giving retroactive effect to reverse recapitalization effected on September 26, 2024 to reflect exchange ratio of approximately 3.3033 as described in Note 4.